Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 127,632	$ 135,992
Restricted cash		6,558	5,386
Investments in available-for-sale securities		238	0
Loan receivable from affiliate companies		30,112	23,008
Long-term receivable from affiliate companies		0	11,105
Senior and ship mortgage notes		(1,181,838)	(974,170)
Capital lease obligations, including current portion		0	(17,617)
Long-term debt, including current portion		(389,332)	(308,080)
Loan payable to affiliate company		0	(51,240)
Long-term payable to affiliate companies		(76,872)	(6,399)
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		127,632	135,992
Restricted cash		6,558	5,386
Investments in available-for-sale securities		238
Loan receivable from affiliate companies	[1]	30,112	23,008
Long-term receivable from affiliate companies	[1]		11,105
Senior and ship mortgage notes		(1,181,838)	(974,170)
Capital lease obligations, including current portion	[2]		(17,617)
Long-term debt, including current portion	[2]	(389,332)	(308,080)
Loan payable to affiliate company	[1]		(51,240)
Long-term payable to affiliate companies	[1]	(76,872)	(6,399)
(Level I) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		127,632	135,992
Restricted cash		6,558	5,386
Investments in available-for-sale securities		238
Senior and ship mortgage notes		(1,181,838)	(974,170)
(Level II) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loan receivable from affiliate companies	[1]	30,112	23,008
Long-term receivable from affiliate companies	[1]		11,105
Capital lease obligations, including current portion	[2]		(17,617)
Long-term debt, including current portion	[2]	(389,332)	(308,080)
Loan payable to affiliate company	[1]		(51,240)
Long-term payable to affiliate companies	[1]	$ (76,872)	$ (6,399)

[1]	The fair value of the Company’s loan receivable from/ payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
[2]	The fair value of the Company’s long-term debt/ Capital lease obligations is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.